Basic and Diluted Net Income/(Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Basic and Diluted Net Income/(Loss) Per Share
Schedule of basic and diluted net income/(loss) per share calculated in accordance with ASC 260

	For the years ended
	December 31,
	2021	2022	2023
Net income/(loss) per ordinary share – basic:
Numerator (RMB’000):
Net (loss)/income attributable to 36Kr Holdings Inc.	(90,609)	22,637	(89,247)
Net (income)/loss attributable to non-controlling interests	1,038	(694)	(733)
Net (loss)/income attributable to ordinary shareholders of 36Kr Holdings Inc.-basic	(89,571)	21,943	(89,980)
Denominator:
Weighted average number of ordinary shares outstanding	1,025,068,349	1,034,547,219	1,043,057,081
Denominator used in computing net income/(loss) per share - basic	1,025,068,349	1,034,547,219	1,043,057,081
Net (loss)/income per ordinary share: - basic (RMB)	(0.087)	0.021	(0.086)

Net (loss)/income per ordinary share - diluted:
Numerator (RMB’000):
Net (loss)/income attributable to ordinary shareholders of 36Kr Holdings Inc.-basic	(89,571)	21,943	(89,980)
Net (loss)/income attributable to ordinary shareholders - diluted	(89,571)	21,943	(89,980)
Denominator:
Denominator used in computing net income/(loss) per share - basic	1,025,068,349	1,034,547,219	1,043,057,081
Denominator used in computing net income/(loss) per share - diluted	1,025,068,349	1,034,547,219	1,043,057,081
Net loss per ordinary share – diluted (RMB)	(0.087)	0.021	(0.086)